DEBT - Covenants Narrative (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) covenants
Disclosure of detailed information about borrowings [line items]
Shares available for sale under prospectus	$ 476,000,000
Shares authorised under prospectus	$ 500,000,000
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Number of financial covenants | covenants	2
Fixed charge coverage ratio	2.25
Additional indebtedness, maximum amount	$ 675,000,000
Percentage of adjusted net tangible assets	35.00%
Borrowing amount above ACNTA	$ 150,000,000
Borrowings, covenant, percentage of discounted future net revenues from proved oil and natural gas reserves	50.00%
Current maximum borrowing amount	$ 525,000,000
Credit Facilities, Senior Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.00
Position	2.88
Credit Facilities, First Lien Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	3.0
Position	1.15
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.00
Position	2.88
2020 | Credit Facilities, Senior Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.0
2020 | Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	5.0
2021 | Credit Facilities, Senior Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	4.5
2021 | Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	4.5
Thereafter | Credit Facilities, Senior Debt
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	4.0
Thereafter | Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Covenant, maximum	4.0